Fair Value Measurements (Details) - Schedule of Significant Unobservable Inputs (Level 3), and the Change in Fair Value Recorded in Other Income (Expense),net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 1,129	$ 799
Change in fair value	5,211	330
Assumption of SAFEs in Solaria acquisition	0
Ending Balance	14,152	1,129
Warrant [Member] | Convertible Debt [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuances		0
Warrant [Member] | Issuance of 2021-Rogers SAFE [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuances		0
Warrant [Member] | Conversion of debt into preferred shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Conversion of preferred shares	0
Warrant [Member] | Conversion of SAFEs into preferred shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Conversion of preferred shares	0
Warrant [Member] | Conversion of SAFEs from Solaria acquisition into preferred shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Conversion of preferred shares	0
Warrant [Member] | Issuance of Series D Warrants Tranche A
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuances	6,527
Warrant [Member] | Issuance of Series D Warrants Tranche B
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuances	1,285
Convertible Debt Embedded Derivatives [member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	1,481	579
Change in fair value	0	336
Assumption of SAFEs in Solaria acquisition	0
Ending Balance	0	1,481
Convertible Debt Embedded Derivatives [member] | Convertible Debt [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuances		566
Convertible Debt Embedded Derivatives [member] | Issuance of 2021-Rogers SAFE [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuances		0
Convertible Debt Embedded Derivatives [member] | Conversion of debt into preferred shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Conversion of preferred shares	(1,481)
Convertible Debt Embedded Derivatives [member] | Conversion of SAFEs into preferred shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Conversion of preferred shares	0
Convertible Debt Embedded Derivatives [member] | Conversion of SAFEs from Solaria acquisition into preferred shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Conversion of preferred shares	0
Convertible Debt Embedded Derivatives [member] | Issuance of Series D Warrants Tranche A
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuances	0
Convertible Debt Embedded Derivatives [member] | Issuance of Series D Warrants Tranche B
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuances	0
SAFEs [member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	6,397	91
Change in fair value	0	1,306
Assumption of SAFEs in Solaria acquisition	60,470
Ending Balance	0	6,397
SAFEs [member] | Convertible Debt [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuances		0
SAFEs [member] | Issuance of 2021-Rogers SAFE [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuances		$ 5,000
SAFEs [member] | Conversion of debt into preferred shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Conversion of preferred shares	0
SAFEs [member] | Conversion of SAFEs into preferred shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Conversion of preferred shares	(6,397)
SAFEs [member] | Conversion of SAFEs from Solaria acquisition into preferred shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Conversion of preferred shares	(60,470)
SAFEs [member] | Issuance of Series D Warrants Tranche A
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuances	0
SAFEs [member] | Issuance of Series D Warrants Tranche B
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuances	$ 0